LEASES - Lease and other financing obligations secured by assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASE
Assets to secure lease and other financing obligations	¥ 1,518,332	¥ 1,562,461
Accounts receivable
LEASE
Assets to secure lease and other financing obligations	145,764	110,391
Property and equipment, net
LEASE
Assets to secure lease and other financing obligations	¥ 1,372,568	¥ 1,452,070